OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements
Balance at the beginning of the year	$ 50,070,273	$ 69,107,550
Additional provisions	948,632	172,801
Increase (decrease) in existing provisions	5,903,714	4,624,789
Used provision (payments made charged to the provision)	(3,717,687)	(5,799,209)
Reversal of unused provision	788,215
Increase (decrease) due to foreign exchange rate differences	4,995,689	(18,035,658)
Balance at the end of the year	$ 57,412,406	$ 50,070,273